Note 20 - Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets and Liabilities
Table of other assets and liabilities
Other assets and liabilities: Breakdown by nature (Millions of euros)
	2017	2016	2015
ASSETS
Inventories	229	3,298	4,303
Real estate	226	3,268	4,172
Others	3	29	131
Transactions in progress	156	241	148
Accruals	768	723	804
Prepaid expenses	509	518	558
Other prepayments and accrued income	259	204	246
Other items	3,207	3,012	3,311
Total Assets	4,359	7,274	8,565
LIABILITIES
Transactions in progress	165	127	52
Accruals	2,490	2,721	2,609
Accrued expenses	1,997	2,125	2,009
Other accrued expenses and deferred income	493	596	600
Other items	1,894	2,131	1,949
Total Liabilities	4,550	4,979	4,610

Inventories from distressed customers
Inventories from Distressed Customers (Millions of euros)
	2017	2016	2015
Balance at the beginning	8,499	9,318	9,119
Business combinations and disposals	-	-	580
Acquisitions	533	336	797
Disposals	(2,288)	(1,214)	(1,188)
Others	(6,653)	59	10
Balance at the end	91	8,499	9,318
Accumulated impairment losses	(26)	(5,385)	(5,291)
Carrying amount	65	3,114	4,026